Consolidated Statements of Operations and Comprehensive Income $ in Thousands	12 Months Ended
	Dec. 31, 2013 USD ($) $ / shares shares	Dec. 31, 2013 CNY (¥) ¥ / shares shares	Dec. 31, 2012 CNY (¥) ¥ / shares shares	Dec. 31, 2011 CNY (¥) ¥ / shares shares
Operating activities
General and administrative expenses	$ (291)	¥ (1,762,000)	¥ (1,708,000)	¥ (4,186,000)
Non-operating income (expenses):
Interest income	24	145,000	164,000	1,471,000
Interest expense	(88)	(534,000)	(916,000)	(2,239,000)
Net realized gain recognized on investments			1,330,000	4,393,000
Unrealized gain (loss) on trading securities still held at the balance sheet date	2,010	12,165,000	4,541,000	(27,063,000)
Impairment loss recognized on available-for-sale securities		0	0	(2,281,000)
Loss on disposal of an affiliate (note 3)				(364,480,000)
Administrative charges on investment (note 7)				(7,500,000)
Others (note 13(a))			10,000	744,000
Exchange loss	(13)	(76,000)	(490,000)	(114,000)
Profit (loss) before income tax and equity in earnings of equity method affiliates	1,642	9,938,000	2,931,000	(401,255,000)
Income tax expense (note 8)				(31,411,000)
Equity in earnings of equity method affiliates (note 3)				157,711,000
Net income (loss)	1,642	9,938,000	2,931,000	(274,955,000)
Other comprehensive income, net of tax
Foreign currency translation adjustment	(2,349)	(14,217,000)	(3,548,000)	119,000
Available-for-sale investment securities:
Change in unrealized (losses) gains	1,163	7,041,000		(2,281,000)
Impairment loss				2,281,000
Less: reclassification adjustment for gains recorded in net income				(4,979,000)
Net change	(1,186)	(7,176,000)	(3,548,000)	(4,860,000)
Total comprehensive income	$ 456	¥ 2,762,000	¥ (617,000)	¥ (279,815,000)
Earnings (loss) per common share
Basic and diluted | (per share)	$ 0.18	¥ 1.10	¥ 0.33	¥ (30.49)
Weighted average number of shares used in the calculation of earnings (loss) per common share
Basic and diluted | shares	9,017,310	9,017,310	9,017,310	9,017,310